Corporate Information - Schedule of Direct or Indirect Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Mar. 04, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Date of incorporation/establishment	Sep. 13, 2017
Issued and fully paid ordinary share capital/registered capital	¥ 162,000			$ 12,999,997	¥ 284,000,000	¥ 118,000
Principal activities	investment holding
Rococo | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rococo Holding Limited (“Rococo”)
Description of place and date of incorporation/establishment	British Virgin Islands (“BVI”), limited liability company September 21, 2017
Place of incorporation/establishment	BVI
Date of incorporation/establishment	Sep. 21, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital		$ 1
Principal activities	Investment holding
Rosenkavalier | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Rosenkavalier Limited (“Rosenkavalier”)
Description of place and date of incorporation/establishment	BVI, limited liability company October 2, 2019
Place of incorporation/establishment	BVI
Date of incorporation/establishment	Oct. 02, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital		100
Principal activities	Investment holding
Gauguin | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Gauguin Limited (“Gauguin”)
Description of place and date of incorporation/establishment	Hong Kong limited liability company October 6, 2017
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	Oct. 06, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital			$ 60,000,000
Principal activities	Investment holding
Degas | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Degas Limited (“Degas”)
Description of place and date of incorporation/establishment	Hong Kong limited liability company November 1, 2019
Place of incorporation/establishment	Hong Kong
Date of incorporation/establishment	Nov. 01, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital			$ 60,000,000
Principal activities	Investment holding
Kuke International | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Kuke International Technology (Beijing) Co., Ltd.* (“Kuke International”)
Description of place and date of incorporation/establishment	PRC, limited liability company December 14, 2017
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Dec. 14, 2017
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital		10,000,000
Principal activities	Investment holding
Beijing Lecheng | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)
Description of place and date of incorporation/establishment	PRC, limited liability company November 28, 2019
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Nov. 28, 2019
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital		$ 10,000,000
Principal activities	Investment holding
Beijing Kuke Music | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)
Description of place and date of incorporation/establishment	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jun. 07, 2000
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital | ¥	¥ 16,213,275
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Naxos China | Consolidated Entity Excluding Variable Interest Entities
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)
Description of place and date of incorporation/establishment	PRC, limited liability company January 25, 2016
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Jan. 25, 2016
Percentage of ownership/interest/voting rights, directly or indirectly	51.00%
Issued and fully paid ordinary share capital/registered capital | ¥	¥ 2,000,000
Principal activities	Distribution of commercial copyrights
BMF Culture | Variable Interest Entity
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)
Description of place and date of incorporation/establishment	PRC, limited liability company August 26, 2003
Place of incorporation/establishment	PRC
Date of incorporation/establishment	Aug. 26, 2003
Percentage of ownership/interest/voting rights, directly or indirectly	100.00%
Issued and fully paid ordinary share capital/registered capital | ¥	¥ 19,500,000
Principal activities	Distribution of commercial copyrights and provision of services related to music events